Supplemental Condensed Consolidating Schedule of Comprehensive Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Income (loss) from continuing operations	$ (47)	$ 54	$ (367)	[1]	$ (8)	$ (76)		$ 79	[2]	$ (40)		$ (30)	$ (78)	$ (397)	$ (69)		$ (414)
Income (loss) from discontinued operations, net of tax		15	5			311	[3]	15		(107)	[4]	(43)	55	331	(80)		(156)
Parent
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries	41					160	[5]							71	384	[6]	(84)	[6]
Income (loss) from continuing operations	(47)					16								(291)	(14)		(570)
Income (loss) from discontinued operations, net of tax						219								225	(135)		0
Parent | Scenario, Previously Reported
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries						71									325		72
Income (loss) from continuing operations						(77)									(73)		(414)
Income (loss) from discontinued operations, net of tax						312									(76)		(156)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries	8					27	[5]							132	121	[6]	(109)	[6]
Income (loss) from continuing operations	41					71								(31)	324		(114)
Income (loss) from discontinued operations, net of tax						89								102	60		30
Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of unconsolidated subsidiaries						24									122		77
Income (loss) from continuing operations						67									325		72
Income (loss) from discontinued operations, net of tax						$ 93									$ 59		$ (156)

[1]	Includes a pre-tax goodwill impairment charge of $385 million.
[2]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[3]	Includes a pre-tax gain on sale of HE of $563 million.
[4]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[5]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for the three months ended March 31, 2012 has been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees' income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.
[6]	The Supplemental Condensed Consolidating Schedule of Comprehensive Income for Parent Company and Guarantor Subsidiaries for 2011 and 2010 have been revised to present all equity in earnings of unconsolidated subsidiaries in a single caption within Other income (expense). The portion of equity in earnings of unconsolidated subsidiaries which related to the investees income (loss) from discontinued operations had previously been presented separately in the Income (loss) from discontinued operations, net of tax caption for the Parent Company and Guarantor Subsidiaries. This revision has also been reflected in the Net income (loss) and Income (loss) from discontinued operations captions in the Supplemental Condensed Consolidating Schedule of Cash Flows for Parent Company and Guarantor Subsidiaries for the same periods.